Project debt (Tables)	12 Months Ended
Dec. 31, 2019
Project debt [Abstract]
Project debt
The variations for 2019 and 2018 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2018	4,826,659	264,455	5,091,114
Increases	53,222	280,005	333,226
Decreases	(19,272)	(516,147)	(535,418)
Currency translation differences	(33,718)	(2,855)	(36,574)
Reclassifications	(756,981)	756,981	-
Balance as of December 31, 2019	4,069,909	782,439	4,852,348

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2017	5,228,917	246,291	5,475,208
Increases	105,466	288,541	393,007
Decreases	(98,450)	(522,317)	(620,767)
First time application of IFRS 9 effective January 1, 2018	(39,599)	-	(39,599)
Debt refinancing IFRS 9 impact	(36,642)	-	(36,642)
Change in the scope of the consolidated financial statements (Note 5)	79,016	2,346	81,362
Currency translation differences	(150,019)	(12,436)	(162,455)
Reclassifications	(262,030)	262,030	-
Balance as of December 31, 2018	4,826,659	264,455	5,091,114

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Mojave debt, as of December 31, 2019, is as follows and is consistent with the projected cash flows of the related projects:

2020		2021	2022	2023	2024	Subsequent years	Total
Interest Repayment	Nominal repayment
12,799	256,620	262,787	293,642	319,962	335,067	3,371,724	4,852,348

Movement in project debt
The following table details the movement in Project debt for the year 2019, split between cash and non-cash items:

	January 1, 2019	Cash Flow	Non-cash changes	December 31, 2019
Project debt	5,091,114	(531,726)	292,960	4,852,348

Foreign currency-denominated project debt
The equivalent in U.S. dollars of the most significant foreign-currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2019	2018
Euro	1,882,618	2,049,892
Algerian Dinar	24,331	29,545
South African Rand	384,313	384,915
Total	2,291,262	2,464,352